Income Taxes (Details) - Schedule of reconciliation of the provision computed at the federal statutory rate to the company’s provision (benefit) for income taxes	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Provision Computed At The Federal Statutory Rate To The Company SProvision Benefit For Income Taxes Abstract
Tax at federal statutory rate	21.00%	21.00%	21.00%	21.00%
State tax, net of federal benefit			1.60%	6.40%
Embedded derivative adjustments			0.00%	(1.80%)
Research and development credits			2.40%	3.00%
Mark to market adjustments			(3.10%)	(0.90%)
PPP loan forgiveness income			0.00%	8.10%
Transaction costs			0.00%	0.00%
Stock based compensation			(1.20%)	0.00%
Other			(0.40%)	(6.90%)
Change in valuation allowance			(21.30%)	(33.40%)
Total			(1.00%)	(4.40%)